                            NORWEST
                            PASSAGE

                       VARIABLE ANNUNITY
                            [LOGO]

                NORWEST PASSAGE VARIABLE ANNUITY
              IS DISTRIBUTED BY FORTIS INVESTORS, INC.

NORWEST SELECT FUNDS

ANNUAL REPORT FOR:
- INTERMEDIATE BOND FUND
- INCOME EQUITY FUND
- VALUGROWTH-SM- STOCK FUND
- SMALL COMPANY STOCK FUND


DECEMBER 31, 1996

NORWEST SELECT FUNDS ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE SYSTEM, U.S. GOVERNMENT, OR ANY OTHER GOVERNMENT AGENCY, ARE NOT BANK DEPOSITS, ARE NOT OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. PLEASE SEE INSIDE COVER FOR ADDITIONAL DISCLOSURE INFORMATION.

Norwest Select Funds is a family of open-end investment companies commonly known as mutual funds. FORUM FINANCIAL SERVICES, INC. ("FORUM"), MEMBER NASD, is the manager and distributor of Norwest Select Funds. Forum is not affiliated with Norwest Corporation, Norwest Bank Minnesota, N.A. or Norwest Investment Services, Inc. SHARES OF THE FUNDS ARE NOT INSURED OR GUARANTEED BY OR ARE NOT OBLIGATIONS OF THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE SYSTEM, THE U.S. GOVERNMENT OR ANY GOVERNMENT AGENCY. EVEN THOUGH NORWEST INVESTMENT MANAGEMENT, A PART OF NORWEST BANK MINNESOTA, N.A. (THE "BANK"), ACTS AS THE INVESTMENT ADVISER, AND THE BANK ACTS AS THE TRANSFER AGENT AND CUSTODIAN OF NORWEST SELECT FUNDS, AND EACH RECEIVES FEES FOR SUCH SERVICES AS DISCLOSED IN THE PROSPECTUS, SHARES OF THE FUNDS ARE NOT BANK DEPOSITS, AND ARE NOT OBLIGATIONS OF, GUARANTEED OR ENDORSED BY THE BANK, ANY OTHER BANK, OR ANY OF THE BANK'S AFFILIATES, INCLUDING NORWEST CORPORATION AND NORWEST INVESTMENT SERVICES, INC., NOR ARE THEY GUARANTEED BY OR DO THEY CONSTITUTE OBLIGATIONS OF FORUM.

INVESTMENT IN SHARES OF MUTUAL FUNDS IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL, THAT MAY CAUSE THE VALUE OF THE INVESTMENT AND THE INVESTMENT RETURN TO FLUCTUATE. WHEN THE INVESTMENT IS SOLD, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED.

Mutual funds are sold only by prospectus. Shares of the Norwest Select Funds are currently sold only to separate accounts ("Separate Accounts") of certain insurance companies (the "Insurance Companies"), as each Fund of the Trust serves as an investment medium for variable life insurance policies and variable annuity contracts (collectively the "Contracts") issued by the Insurance Companies.

NORWEST SELECT FUNDS
TABLE OF CONTENTS                                              DECEMBER 31, 1996

A MESSAGE TO CONTRACT HOLDERS  . . . . . . . . . . . . . . . . . . . . .      1

INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA
    Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . . . . .      2
    Income Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . .      3
    ValuGrowth-SM- Stock Fund  . . . . . . . . . . . . . . . . . . . . .      4
    Small Company Stock Fund . . . . . . . . . . . . . . . . . . . . . .      5

INDEPENDENT AUDITORS' REPORT . . . . . . . . . . . . . . . . . . . . . .      6

FINANCIAL STATEMENTS
    Statements of Assets and Liabilities . . . . . . . . . . . . . . . . .    7
    Statements of Operations . . . . . . . . . . . . . . . . . . . . . . .    8
    Statements of Changes in Net Assets  . . . . . . . . . . . . . . . . .    9
    Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . .   10
    Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . .   13
    Schedules of Investments
         Intermediate Bond Fund. . . . . . . . . . . . . . . . . . . . . .   15
         Income Equity Fund. . . . . . . . . . . . . . . . . . . . . . . .   17
         ValuGrowth-SM- Stock Fund . . . . . . . . . . . . . . . . . . . .   19
         Small Company Stock Fund. . . . . . . . . . . . . . . . . . . . .   21

NORWEST SELECT FUNDS
A MESSAGE TO CONTRACT HOLDERS

                                                               February 13, 1997

Dear Contract Holders:

We are pleased to present the Annual Report for the year ended December 31, 1996, for the Norwest Select Funds. The Norwest Select Funds experienced significant growth over the last year with net assets more than tripling from one year ago. We strongly believe that this success is the result of the continued positive performance of the Norwest Select Funds and the confidence and support of the contract holders of Norwest Passage Variable Annuity.

The stock market performed exceptionally well over the past year with the Standard & Poor's 500 Index returning 23.0% for the twelve months ended December 31, 1996, compared to a 14.8% average annual return for the past ten years. The bond market, however, did not fare as well over the same period with the Lehman Brothers Aggregate Bond Index returning 3.6%, compared to an 8.5% average annual return for the past ten years.

Volatility increased in both the stock and bond markets during 1996. For example, the Dow Jones Industrial Average fell 114 points on July 8th and another 161 points on July 16th to settle below 5400, a 7% decline in a two-week period. Yet, by December 27th, the Dow had reached 6561 - its highest for the year. Similarly, the 30-year Treasury bond started the year below 6.0%, reached a high of 7.2% in July, and settled at 6.7% at the end of the period.

The increased volatility in both the stock and bond markets in 1996 was driven by signs of a strengthening economy fueling fears of inflation. For stock mutual funds, volatility was also due to varying performance among different classes of stocks and among individual stocks within each mutual fund. Although market volatility can cause anxiety for some investors, it is a benefit to those who invest regularly toward long-term goals. Many of you have found that investing in the Norwest Select Funds through a variable annuity will earn the benefits of tax deferral today and seeks to provide you retirement income in the future.

The Norwest Select Funds will continue to pursue the highest level of performance. If you have any questions or would like additional information about the Norwest Select Funds, please call (800) 338-1348 or (612) 667-8833 (press 1). For variable annuity information, please call Fortis Benefits Insurance Company at (800) 780-7743. We appreciate your confidence in the Norwest Select Funds.

                                       Sincerely,


                                       /s/ John Y. Keffer

                                       John Y. Keffer
                                       CHAIRMAN AND PRESIDENT
                                       NORWEST SELECT FUNDS

NORWEST SELECT FUNDS
1996 PERFORMANCE REVIEW


INTERMEDIATE BOND FUND

For the twelve-month period ended December 31, 1996, the fund had a total return of 2.37%. The Lehman Brothers Intermediate Government/Corporate Bond Index, which reflects the overall marketplace in which the fund invests, had a return of 4.06% over the same period.

The twelve-month period ended December 31, 1996 was a volatile time in the fixed-income markets. Through the first half of 1996, many market participants saw economic expectations of a short-term rate increase from the Fed. Then, in the third quarter, there were signs of a slowing economy and inflation fears disappeared. As a result, market expectations for higher short-term interest rates began to ease. As the period closed, market debate was still centered on whether the next Fed move might in fact be to ease, rather than tighten, monetary policy.

Our goal continues to provide a high level of income by utilizing a portfolio of U.S. Treasury and Agency Notes, supplemented with higher yielding mortgage backed securities and corporate bonds.


FUND & INDEX            INTERMEDIATE BOND FUND VS.
                        LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX


DATE ENDING                       12/31/96
FUND LOOKUP COLUMN                36
INDEX LOOKUP COLUMN               5

Investment Value on 12/31/96
----------------------------
Intermediate Bond Fund            $11,904
Lehman Interm Govt/Corp Index     $12,084

                                           Since Inception
Average Annual Total Return       1 Year     on 06/01/94
---------------------------       ------     -----------
Intermediate Bond Fund            2.37%         7.05%
Lehman Interm Govt/Corp Index     4.06%         7.60%

                                  Lehman
                   Intermediate   Interm
                       Bond      Govt/Corp
             Date      Fund        Index
             ----  ------------  ---------
Inception to Date     19.28%       20.84%

         1-Jun-94    $10,000      $10,000
           Jun-94     $9,880      $10,001
           Jul-94    $10,010      $10,145
           Aug-94    $10,030      $10,176
           Sep-94     $9,930      $10,083
           Oct-94     $9,910      $10,082
           Nov-94     $9,890      $10,037
           Dec-94     $9,951      $10,072
           Jan-95    $10,091      $10,242
           Feb-95    $10,281      $10,454
           Mar-95    $10,351      $10,513
           Apr-95    $10,460      $10,643
           May-95    $10,881      $10,964
           Jun-95    $10,971      $11,038
           Jul-95    $10,932      $11,039
           Aug-95    $11,042      $11,139
           Sep-95    $11,150      $11,219
           Oct-95    $11,303      $11,344
           Nov-95    $11,486      $11,493
           Dec-95    $11,653      $11,613
           Jan-96    $11,684      $11,713
           Feb-96    $11,482      $11,576
           Mar-96    $11,397      $11,517
           Apr-96    $11,313      $11,477
           May-96    $11,291      $11,468
           Jun-96    $11,419      $11,589
           Jul-96    $11,429      $11,624
           Aug-96    $11,405      $11,633
           Sep-96    $11,592      $11,795
           Oct-96    $11,836      $12,004
           Nov-96    $12,048      $12,162
           Dec-96    $11,904      $12,084


THIS CHART REFLECTS A COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN INTERMEDIATE BOND FUND COMPARED TO THE PERFORMANCE OF THE LEHMAN INT. GOV'T/CORP. INDEX. IT IS IMPORTANT TO KEEP IN MIND THAT THE LEHMAN INTERM. GOV'T./CORP. INDEX EXCLUDES THE EFFECT OF ANY FEES. TOTAL RETURN FOR THE FUND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT DOES NOT REFLECT CHARGES FOR THE VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS OR CERTIFICATES THEREUNDER WHOSE PROCEEDS ARE INVESTED IN THE FUND. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE CHARGES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

NORWEST SELECT FUNDS
1996 PERFORMANCE REVIEW


INCOME EQUITY FUND

Norwest Select Income Equity Fund commenced the first week of May 1996, and, since then, we have seen strong cash flows into the Fund. For the eight-month period ended December 31, 1996, the Fund had a total return of 9.95%. The stock market, as measured by the Standard & Poor's 500 Index, performed well over the period, returning 5.48%. The bond market, however, did not fare quite as well returning 5.3% as measured by the Lehman Brothers Aggregate Bond Index.

The initial portfolio structure emphasized high quality growth companies, with an overall portfolio dividend yield higher than the market and with investments diversified among nine separate market sectors. Overall, the portfolio has emphasized very high quality, stable companies that have demonstrated more consistent earnings and dividend growth than the market averages.


FUND & INDEX            INCOME EQUITY FUND VS. S&P 500 INDEX

DATE ENDING                       12/31/96
FUND LOOKUP COLUMN                39
INDEX LOOKUP COLUMN               15

Investment Value on 12/31/96
----------------------------
Income Equity Fund                $10,995
S&P 500 Index                     $10,548

                             Since Inception
Total Return                   on 07/01/96
------------                 ---------------
Income Equity Fund                9.95%
S&P 500 Index                     5.48%

                      Income
                      Equity      S&P 500
             Date      Fund        Index
             ----     -------     -------
Inception to Date      9.95%       5.48%

         6-May-96    $10,000      $10,000
           May-96    $10,000      $10,402
           Jun-96    $10,110       $9,978
           Jul-96     $9,710       $9,127
           Aug-96     $9,830       $9,657
           Sep-96    $10,250      $10,034
           Oct-96    $10,490       $9,878
           Nov-96    $11,169      $10,283
           Dec-96    $10,995      $10,548


THIS CHART REFLECTS A COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN INCOME EQUITY FUND COMPARED TO THE PERFORMANCE OF THE S&P 500 INDEX FOR THE EIGHT-MONTH PERIOD ENDED 12/31/96. IT IS IMPORTANT TO KEEP IN MIND THAT THE S&P 500 INDEX EXCLUDES THE EFFECT OF ANY FEES. TOTAL RETURN FOR THE FUND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT DOES NOT REFLECT CHARGES FOR THE VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS OR CERTIFICATES THEREUNDER WHOSE PROCEEDS ARE INVESTED IN THE FUND. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE CHARGES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

NORWEST SELECT FUNDS
1996 PERFORMANCE REVIEW


VALUGROWTH-SM- STOCK FUND

For the twelve-month period ended December 31, 1996, the Fund had a total return of 20.21%. The Standard & Poor's 500 Index, which reflects the overall marketplace in which the Fund invests, had a return of 22.96% over the same period.

Looking back to 1996, we believe ValuGrowth-SM- was well positioned for the economic and market environment. The Fund was biased toward companies with global franchises and international distribution. In addition, ValuGrowth-SM-was focused on companies with new products, rising demand, financial or operational restructuring or a combination of these factors.

Looking forward, we believe that the companies currently held in the Fund should be able to generate earnings that meet or exceed expectations regardless of the economic environment. We believe that attractive relative earnings momentum, combined with diversification and compelling relative value, should continue to make ValuGrowth-SM- an attractive investment opportunity.


FUND & INDEX            VALUGROWTH STOCK FUND VS. S&P 500 INDEX

DATE ENDING                       12/31/96
FUND LOOKUP COLUMN                37
INDEX LOOKUP COLUMN               16

Investment Value on 12/31/96
----------------------------
ValuGrowth Stock Fund             $14,641
S&P 500 Index                     $17,297

                                             Since Inception
Average Annual Total Return      1 Year        on 06/01/94
---------------------------      ------      ---------------
ValuGrowth Stock Fund            20.21%           15.88%
S&P 500 Index                    22.96%           23.57%

                     ValuGrowth
                       Stock      S&P 500
             Date      Fund        Index
             ----    ----------   -------
Inception to Date     46.41%       72.97%

         1-Jun-94    $10,000      $10,000
           Jun-94     $9,550       $9,755
           Jul-94     $9,900      $10,075
           Aug-94    $10,339      $10,488
           Sep-94    $10,069      $10,232
           Oct-94    $10,209      $10,461
           Nov-94     $9,779      $10,080
           Dec-94     $9,810      $10,229
           Jan-95     $9,950      $10,494
           Feb-95    $10,300      $10,903
           Mar-95    $10,521      $11,224
           Apr-95    $10,711      $11,555
           May-95    $10,911      $12,015
           Jun-95    $11,211      $12,294
           Jul-95    $11,512      $12,702
           Aug-95    $11,502      $12,734
           Sep-95    $11,743      $13,271
           Oct-95    $11,522      $13,223
           Nov-95    $12,234      $13,803
           Dec-95    $12,181      $14,069
           Jan-96    $12,312      $14,547
           Feb-96    $12,677      $14,683
           Mar-96    $12,869      $14,824
           Apr-96    $13,071      $15,042
           May-96    $13,314      $15,430
           Jun-96    $13,233      $15,489
           Jul-96    $12,676      $14,805
           Aug-96    $13,101      $15,117
           Sep-96    $13,919      $15,967
           Oct-96    $13,950      $16,408
           Nov-96    $14,861      $17,647
           Dec-96    $14,641      $17,297


THIS CHART REFLECTS A COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN VALUGROWTH-SM- STOCK FUND COMPARED TO THE PERFORMANCE OF THE S&P 500 INDEX. IT IS IMPORTANT TO KEEP IN MIND THAT THE S&P 500 INDEX EXCLUDES THE EFFECT OF ANY FEES. TOTAL RETURN FOR THE FUND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT DOES NOT REFLECT CHARGES FOR THE VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS OR CERTIFICATES THEREUNDER WHOSE PROCEEDS ARE INVESTED IN THE FUND. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE CHARGES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

NORWEST SELECT FUNDS
1996 PERFORMANCE REVIEW


SMALL COMPANY STOCK FUND

For the twelve-month period ended December 31, 1996, the Fund had a total return of 31.47%. The Russell 2000 Index, which reflects the overall marketplace in which the Fund invests, had a return of 16.54% over the same period.

The market has been very favorable to small cap stocks during last year. We believe good stock selection and the avoidance of any serious mistakes led to the Fund's positive performance. Looking forward, we believe the Fund should be well positioned for the economic and market environment we foresee.


FUND & INDEX            SMALL COMPANY STOCK FUND VS. RUSSELL 2000 INDEX

DATE ENDING                       12/31/96
FUND LOOKUP COLUMN                38
INDEX LOOKUP COLUMN               15

Investment Value on 12/31/96
----------------------------
Small Company Stock Fund          $15,247
Russell 2000 Index                $13,968

                                              Since Inception
Average Annual Total Return       1 Year        on 05/01/95
---------------------------       ------      ---------------
Small Company Stock Fund          31.47%           28.72%
Russell 2000 Index                16.54%           22.02%

                       Small
                      Company     Russell
             Date    Stock Fund  2000 Index
             ----    ----------  ----------
Inception to Date     52.43%       39.68%

         1-May-95    $10,000      $10,000
           May-95    $10,040      $10,164
           Jun-95    $10,670      $10,681
           Jul-95    $11,740      $11,296
           Aug-95    $11,970      $11,522
           Sep-95    $11,919      $11,728
           Oct-95    $11,279      $11,205
           Nov-95    $11,590      $11,688
           Dec-95    $11,594      $11,986
           Jan-96    $11,636      $11,972
           Feb-96    $11,957      $12,351
           Mar-96    $12,484      $12,596
           Apr-96    $13,891      $13,273
           May-96    $14,419      $13,806
           Jun-96    $13,406      $13,243
           Jul-96    $12,113      $12,087
           Aug-96    $13,179      $12,789
           Sep-96    $13,821      $13,289
           Oct-96    $14,091      $13,082
           Nov-96    $14,753      $13,619
           Dec-96    $15,247      $13,958


THIS CHART REFLECTS A COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN SMALL COMPANY STOCK FUND COMPARED TO THE PERFORMANCE OF THE RUSSELL 2000 INDEX. IT IS IMPORTANT TO KEEP IN MIND THAT THE RUSSELL 2000 INDEX EXCLUDES THE EFFECT OF ANY FEES. TOTAL RETURN FOR THE FUND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT DOES NOT REFLECT CHARGES FOR THE VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS OR CERTIFICATES THEREUNDER WHOSE PROCEEDS ARE INVESTED IN THE FUND. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE CHARGES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

NORWEST SELECT FUNDS
INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders
Norwest Select Funds

We have audited the accompanying statements of assets and liabilities of Intermediate Bond Fund, Income Equity Fund, ValuGrowth-SM- Stock Fund and Small Company Stock Fund, portfolios of Norwest Select Funds (the Funds), including the schedules of investments, as of December 31, 1996, and the related statements of operations for the year ended December 31, 1996 for Intermediate Bond Fund, ValuGrowth-SM- Stock Fund and Small Company Stock Fund and the period from May 6, 1996 (commencement of operations) to December 31, 1996 for Income Equity Fund, the statements of changes in net assets for each of the years in the two-year period ended December 31, 1996 for Intermediate Bond Fund and ValuGrowth-SM- Stock Fund, the statements of changes in net assets and financial highlights for the year ended December 31, 1996 and the period from May 1, 1995 (commencement of operations) to December 31, 1995 for Small Company Stock Fund and the period from May 6, 1996 (commencement of operations) to December 31, 1996 for Income Equity Fund and financial highlights for the two-year period ended December 31, 1996 and the period from June 1, 1994 to December 31, 1994 for Intermediate Bond Fund and Valugrowth-SM- Stock Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted audited standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Intermediate Bond Fund, Income Equity Fund, ValuGrowth-SM- Stock Fund and Small Company Stock Fund as of December 31, 1996, the results of their operations, changes in their net assets, and financial highlights for the periods referred to above in conformity with generally accepted accounting principles.


                                       KPMG Peat Marwick LLP

Boston, Massachusetts
February 14, 1997


NORWEST SELECT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES                                                                        DECEMBER 31, 1996

                                                     INTERMEDIATE            INCOME        VALUGROWTH-SM-       SMALL COMPANY
                                                          BOND               EQUITY             STOCK                STOCK
                                                          FUND                FUND               FUND                 FUND
                                                     ------------        ------------      --------------       -------------
Assets
  Investments, at value (Note 2)                     $  5,828,507        $  9,323,502      $   10,640,742       $   6,334,658
  Interest, dividends and other receivables                90,744              35,673              24,880              15,410
  Receivable for Fund shares sold                          21,740              72,905              37,278                 -
  Organization Costs, net of amortization (Note 2)         23,943                 -                23,943                 -
                                                     ------------        ------------      --------------       -------------
Total Assets                                            5,964,934           9,432,080          10,726,843           6,350,068
                                                     ------------        ------------      --------------       -------------
Liabilities
  Payable for securities purchased                            -                   -               117,853             242,577
  Payable for Fund shares redeemed                            -                   -                   -                 2,635
  Dividends payable                                           -                   -                   -                   221
  Accrued fees and expenses                                 6,146              16,844              25,605              13,968
                                                     ------------        ------------      --------------       -------------
Total Liabilities                                           6,146              16,844             143,458             259,401
                                                     ------------        ------------      --------------       -------------
Net Assets                                           $  5,958,788        $  9,415,236      $   10,583,385       $   6,090,667
                                                     ------------        ------------      --------------       -------------
                                                     ------------        ------------      --------------       -------------
Components of Net Assets
  Paid in capital                                    $  5,940,886        $  8,915,597      $    8,698,759       $   5,385,754
  Undistributed net investment income (loss)                 (422)                 90                 156                  32
  Unrealized appreciation on investments                   18,486             499,608           1,934,190             704,881
  Accumulated net realized gain (loss) from
      investments sold                                       (162)                (59)            (49,720)                -
                                                     ------------        ------------      --------------       -------------
Net Assets                                           $  5,958,788        $  9,415,236      $   10,583,385       $   6,090,667
                                                     ------------        ------------      --------------       -------------
                                                     ------------        ------------      --------------       -------------
Shares of Beneficial Interest, No Par Value               555,820             862,697             737,045             451,235
                                                     ------------        ------------      --------------       -------------
                                                     ------------        ------------      --------------       -------------
Net Asset Value Per Share,
    (Net Assets divided by Shares Outstanding)       $      10.72        $      10.91      $        14.36       $       13.50
                                                     ------------        ------------      --------------       -------------
                                                     ------------        ------------      --------------       -------------

Investments at cost                                  $  5,810,021        $  8,823,894      $    8,706,552       $   5,629,777
                                                     ------------        ------------      --------------       -------------
                                                     ------------        ------------      --------------       -------------


See Notes to Financial Statements.


NORWEST SELECT FUNDS
STATEMENTS OF OPERATIONS                                                                 FOR THE YEAR ENDED DECEMBER 31, 1996

                                                     INTERMEDIATE           INCOME         VALUGROWTH-SM-       SMALL COMPANY
                                                         BOND               EQUITY              STOCK               STOCK
                                                         FUND              FUND (a)              FUND                FUND
                                                     ------------        ------------      --------------       -------------
Investment Income
  Interest income                                    $    287,955        $     16,029      $       19,510       $      16,533
  Dividend income                                               -              74,249             124,369              21,223
                                                     ------------        ------------      --------------       -------------
Total Income                                              287,955              90,278             143,879              37,756
                                                     ------------        ------------      --------------       -------------
Expenses
  Investment advisory fee (Note 3)                         25,920              23,198              61,011              31,252
  Management fee (Note 3)                                   8,640               5,799              15,253               7,813
  Transfer agent fee (Note 3)                               3,456               2,320               6,101               3,125
  Custodian fees (Note 3)                                     864                 580               1,526                 781
  Accounting fee (Note 3)                                  38,000              23,516              37,000              46,000
  Legal fees (Note 3)                                       1,967                 801               3,343               1,995
  Audit fee                                                12,865              12,602              12,001              13,510
  Trustees' fees                                               85                  39                 146                  73
  Amortization of organization costs (Note 2)               9,907                   -           9,907                       -
  Miscellaneous                                             6,958               3,788               7,796               5,572
                                                     ------------        ------------      --------------       -------------
Total Expenses                                            108,662              72,643             154,084             110,121

  Expenses reimbursed and fees waived (Note 3)            (82,675)            (49,420)            (92,958)            (78,812)
                                                     ------------        ------------      --------------       -------------
Net Expenses                                               25,987              23,223              61,126              31,309
                                                     ------------        ------------      --------------       -------------
Net Investment Income                                     261,968              67,055              82,753               6,447
                                                     ------------        ------------      --------------       -------------
Realized and Unrealized Gain (Loss)
  on Investments
        Net realized gain (loss) on investments sold        9,221               5,479              47,040             507,685
        Net change in unrealized appreciation
               (depreciation) on investments             (118,049)            499,608           1,317,836             592,999
                                                     ------------        ------------      --------------       -------------
Net Realized and Unrealized Gain (Loss)
  on Investments                                         (108,828)            505,087           1,364,876           1,100,684
                                                     ------------        ------------      --------------       -------------

Increase (Decrease) in Net Assets from Operations    $    153,140        $    572,142      $    1,447,629       $   1,107,131
                                                     ------------        ------------      --------------       -------------
                                                     ------------        ------------      --------------       -------------


(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.

See Notes to Financial Statements.


NORWEST SELECT FUNDS
STATEMENTS OF CHANGES                                                         FOR THE YEARS ENDED DECEMBER 31, 1995 AND  1996

                                                     INTERMEDIATE           INCOME         VALUGROWTH-SM-       SMALL COMPANY
                                                         BOND               EQUITY              STOCK                STOCK
                                                         FUND              FUND (c)              FUND               FUND (c)
                                                     ------------       -------------      --------------       -------------
NET ASSETS - DECEMBER 31, 1994                       $  1,255,171       $         -          $  1,910,104       $         -

Operations
  Net investment income                                   131,801                 -                37,370               9,729
  Net realized gain (loss) on investments sold             10,898                 -               (77,676)             54,909
  Net change in unrealized appreciation on
    investments                                           174,654                 -               646,711             111,882
                                                     ------------       -------------      --------------       -------------
                                                          317,353                 -               606,405             176,520
                                                     ------------       -------------      --------------       -------------
Distribution to Shareholders From
  Net investment income                                  (174,448)                -               (51,011)             (9,738)
  Net realized gain on investments                            -                   -                   -               (57,306)
                                                     ------------       -------------      --------------       -------------
                                                         (174,448)                -               (51,011)            (67,044)
                                                     ------------       -------------      --------------       -------------

Capital Share Transactions (a)
  Sales of shares                                       2,603,356                 -             3,071,041           1,854,563
  Reinvestment of dividends                               174,503                 -                51,056              67,046
  Cost of repurchasing shares                          (1,086,022)                -              (794,583)             (3,587)
                                                     ------------       -------------      --------------       -------------
                                                        1,691,837                 -             2,327,514           1,918,022
                                                     ------------       -------------      --------------       -------------
Net Assets - December 31, 1995                          3,089,913                 -             4,793,012           2,027,498
                                                     ------------       -------------      --------------       -------------
Operations
  Net investment income                                   261,968              67,055              82,753               6,447
  Net realized gain (loss) on investments sold              9,221               5,479              47,040             507,685
  Net change in unrealized appreciation (depreciation)
       on investments                                    (118,049)            499,608           1,317,836             592,999
                                                     ------------       -------------      --------------       -------------
                                                          153,140             572,142           1,447,629           1,107,131
                                                     ------------       -------------      --------------       -------------
Distribution to Shareholders From
  Net investment income                                  (262,553)            (66,965)            (82,597)             (6,415)
  Net realized gain on investments                        (11,766)             (5,538)                -              (505,292)
                                                     ------------       -------------      --------------       -------------
                                                         (274,319)            (72,503)            (82,597)           (511,707)
                                                     ------------       -------------      --------------       -------------
Capital Share Transactions (b)
  Sales of shares                                       3,418,591           8,938,723           4,742,341           3,076,390
  Reinvestment of dividends                               275,308              73,059              82,886             511,483
  Cost of repurchasing shares                            (703,845)            (96,185)           (399,886)           (120,128)
                                                     ------------       -------------      --------------       -------------
                                                        2,990,054           8,915,597           4,425,341           3,467,745
                                                     ------------       -------------      --------------       -------------
NET ASSETS - DECEMBER 31, 1996                       $  5,958,788       $   9,415,236       $  10,583,385        $  6,090,667
                                                     ------------       -------------      --------------       -------------
                                                     ------------       -------------      --------------       -------------

(a) Shares Issued (Redeemed)     - 1995
       Sale of shares                                     242,293                 -               274,670             175,170
       Reinvestment of shares                              15,954                 -                 4,293               6,002
       Repurchased                                       (102,837)                -               (75,453)               (314)
                                                     ------------       -------------      --------------       -------------
            Net increase in shares outstanding            155,410                 -               203,510             180,858
                                                     ------------       -------------      --------------       -------------
                                                     ------------       -------------      --------------       -------------

(b) Shares Issued (Redeemed) - 1996
       Sale of shares                                     313,226             865,655             363,105             241,806
       Reinvestment of shares                              25,680               6,697               5,772              37,887
       Repurchased                                        (64,627)             (9,655)            (30,064)             (9,316)
                                                     ------------       -------------      --------------       -------------
            Net increase in shares outstanding            274,279             862,697             338,813             270,377
                                                     ------------       -------------      --------------       -------------
                                                     ------------       -------------      --------------       -------------


(c) See Note 1 of Notes to Financial Statements for date of commencement of operations.

NORWEST SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1996


NOTE 1.  ORGANIZATION

Norwest Select Funds (the "Trust") is registered as an open-end management investment company. The Trust currently has four diversified investment portfolios (each, a "Fund" and collectively, the "Funds"). Intermediate Bond Fund and ValuGrowth-SM- Stock Fund commenced operations on June 1, 1994. Small Company Stock Fund commenced operations on May 1, 1995. Income Equity Fund commenced operations on May 6, 1996.

Shares of the Trust's Funds may be sold only to separate accounts of insurance companies to serve as an investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.

The Trust Instrument authorizes the issuance of an unlimited number of shares of beneficial interest without par value.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates but are expected to be immaterial to the net assets of the Funds.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION - Securities purchased that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. Fixed-income securities and other securities traded on an exchange for which market quotations are readily available are valued at the mean of the last bid and asked price provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees (the "Board").

INTEREST AND DIVIDEND INCOME - Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders of net investment income, if any, are declared and paid annually by each Fund. Net capital gain, if any, is distributed to shareholders at least annually. Distributions from net investment income and realized capital gain are based on amounts calculated in accordance with applicable income tax regulations. Any differences between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily attributable to certain income tax calculations being based on an October 31 year end, wash sales (the purchase of a security within a specified time frame in conjunction with a loss being realized on the sale of a similar security), and the utilization of capital loss carryovers.

PREMIUM AMORTIZATION AND DISCOUNT ACCRETION - Fixed-income investments with a maturity greater than sixty days and purchased at a premium or discount (other than original issue discount) are amortized or accreted over the life of the respective securities.

EXPENSE ALLOCATION -The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds.

REPURCHASE AGREEMENTS - Each Fund along with certain other Norwest Advantage Funds may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. The investment adviser (Norwest) is responsible for determining the value of the underlying securities at all times. In the event of default, a Fund may have difficulties with the disposition of such securities.

REALIZED GAIN AND LOSS - Security transactions are recorded on a trade date basis, and realized gain and loss on investments sold are determined on the basis of identified cost.

FEDERAL INCOME TAX - Each Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision is required.

ORGANIZATIONAL COSTS - The costs incurred by certain Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight line method over a five-year period beginning with the commencement of the respective Fund's operations.

NOTE 3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser of each Fund is Norwest Investment Management ("the Adviser"), a part of the Norwest Bank ("the Bank"), which is a subsidiary of Norwest Corporation. The Adviser receives an annual advisory fee from each Fund based on a percentage of average daily net assets of the respective Fund at the following annual rates: Intermediate Bond Fund - 0.60%; Income Equity Fund, ValuGrowth-SM- Stock Fund, and Small Company Stock fund - 0.80%.

NORWEST SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1996


NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

MANAGER AND OTHER SERVICES - As manager of the Trust, Forum, a registered broker-dealer, is entitled to receive a management fee of 0.20% of the average
daily net assets of each Fund.   In addition, for the period ended December 31,
1996, Forum charged the Trust legal expenses aggregating $4,578.

Forum Financial Corp. ("FFC"), an affiliate of Forum, provides fund accounting services to the Funds. For these services, FFC is entitled to receive a fee of $36,000 per year per Fund plus certain amounts based upon the number of classes of fund shares and number and types of portfolio transactions within each Fund.

The Bank serves as the Trust's transfer agent, dividend disbursing agent and custodian. For these services the Bank is entitled to receive a fee at an annual rate of 0.10% of the average daily net assets attributable to each Fund.

VOLUNTARY WAIVERS AND REIMBURSEMENTS - For the period ended December 31, 1996, the Trust's service providers voluntarily waived and/or reimbursed certain fees or expenses incurred by the Funds.



                                                                                      EXPENSES
                                                      FEES WAIVED                    REIMBURSED
                                       ---------------------------------------        ----------
                                       CUSTODIAN AND
       FUND                           TRANSFER AGENT    ADVISER         FORUM           FORUM
       ----                           --------------    -------         -----           -----
Intermediate Bond Fund                   $4,320         $25,920        $16,640          $35,795
Income Equity Fund                        2,900          23,198          9,718           13,604
ValuGrowth-SM- Stock Fund                 7,626          61,011         22,253            2,068
Small Company Stock Fund                  3,906          31,252         23,814           19,840



NOTE 4.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the year ended December 31, 1996 were as follows:

    FUND                     COST OF PURCHASES   PROCEEDS FROM SALES
    ----                     -----------------   -------------------
Intermediate Bond Fund            $  8,041,027          $  5,139,163
Income Equity Fund                   8,354,187               186,343
ValuGrowth-SM- Stock Fund            7,187,167             2,751,157
Small Company Stock Fund             9,919,324             7,177,165



The federal tax cost basis of investments and related gross unrealized appreciation and depreciation for federal income tax purposes as of December 31, 1996 were as follows:



                                  UNREALIZED     UNREALIZED        NET
      FUND                       APPRECIATION   DEPRECIATION   APPRECIATION     TAX COST
      ----                       ------------   ------------   ------------   ------------
Intermediate Bond Fund            $    43,014    $   24,528     $    18,486    $ 5,810,021
Income Equity Fund                    586,372        86,822         499,550      8,823,952
ValuGrowth-SM- Stock Fund           2,004,653        82,011       1,922,642      8,718,100
Small Company Stock Fund              838,253       133,372         704,881      5,629,777


NORWEST SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1996


NOTE 4.  SECURITIES TRANSACTIONS (CONTINUED)

As of December 31, 1996, ValuGrowth-SM- Stock Fund had capital loss carryovers available to offset future capital gains as follows:


                      CARRYOVER AMOUNT           YEAR OF EXPIRATION
                      ----------------           ------------------
                        $    38,217                     2003

OTHER TAX INFORMATION (UNAUDITED)

The funds have designated 100%, 4.75%, and 100% of the investment income for ValuGrowth-SM- Stock Fund , Small Company Stock Fund, and Income Equity Fund, respectively, as qualified for the dividend received deduction for corporations.

NORWEST SELECT FUNDS
FINANCIAL HIGHLIGHTS    SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD



                                                                             INTERMEDIATE                           INCOME
                                                                                 BOND                               EQUITY
                                                                                 FUND                                FUND
                                                                -------------------------------------------    ----------------
                                                                 Year Ended  Year Ended    Period Ended (c)    Period Ended (c)
                                                                  31-Dec-96   31-Dec-95       31-Dec-94           31-Dec-96


Beginning net asset value per share                             $  10.98       $   9.95       $   10.00          $    10.00
Net investment income                                               0.50           0.33            0.33                0.08
Net realized and unrealized gain (loss) on investments             (0.24)          1.36           (0.38)               0.92
Distributions from net investment income                           (0.50)         (0.66)              -               (0.08)
Distributions from net realized gain on investments                (0.02)             -               -               (0.01)
                                                                --------       --------       ---------          ----------
Ending net asset value per share                                $  10.72       $  10.98       $    9.95          $    10.91
                                                                --------       --------       ---------          ----------
                                                                --------       --------       ---------          ----------
Ratio to average net assets:
          Expenses (a):                                            0.60%          0.60%           0.60%(b)            0.80%(b)
          Net investment income                                    6.05%          6.33%           6.45%(b)            2.31%(b)
Total return                                                       2.37%         17.08%           (0.50)%             9.95%
Portfolio turnover rate                                          125.23%         54.04%          52.61%               4.20%
Net assets at end of period
     (000's omitted)                                            $  5,959       $  3,090       $   1,255          $    9,415

Average commission rate paid on portfolio
     investment transactions                                         N/A            N/A             N/A           $  0.0971(d)

(a)  During the period, various fees and expenses
     were waived and reimbursed, respectively.  Had
     such waivers not occurred, the ratio of expenses
     to average net assets would have been:                        2.52%          4.67%           9.31%(b)            2.51%(b)

(b)  Annualized.

(c)  See Note 1 of Notes to Financial Statements for date of commencement of operations.

(d)  Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.


See Notes to Financial Statements.

NORWEST SELECT FUNDS
FINANCIAL HIGHLIGHTS
(concluded)             SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD



                                                                            VALUGROWTH-SM-                      SMALL COMPANY
                                                                                STOCK                               STOCK
                                                                                 FUND                                FUND
                                                                --------------------------------------   ---------------------------
                                                                Year Ended  Year Ended Period Ended(c)   Year Ended  Period Ended(c)
                                                                 31-Dec-96   31-Dec-95   31-Dec-94        31-Dec-96    31-Dec-95
Beginning net asset value per share                              $   12.04   $    9.81   $   10.00        $   11.21    $   10.00
Net investment income                                                 0.11        0.07        0.07             0.02         0.06
Net realized and unrealized gain (loss) on investments                2.32        2.30       (0.26)            3.51         1.54
Distributions from net investment income                             (0.11)      (0.14)       -               (0.02)       (0.06)
Distributions from net realized gain on investments                   -           -           -               (1.22)       (0.33)
                                                                 ---------   ---------   ---------        ---------    ---------
Ending net asset value per share                                 $   14.36   $   12.04   $    9.81        $   13.50    $   11.21
                                                                 ---------   ---------   ---------        ---------    ---------
                                                                 ---------   ---------   ---------        ---------    ---------
Ratio to average net assets:
      Expenses (a):                                                  0.80%       8.00%       0.80%(b)         0.80%        0.80%(b)
      Net investment income                                          1.08%       1.24%       1.67%(b)         0.16%        1.02%(b)
Total return                                                        20.21%      24.15%     (1.09)%           31.47%       15.95%
Portfolio turnover rate                                             37.57%      25.44%      16.77%          194.87%       51.16%
Net assets at end of period
     (000's omitted)                                             $  10,583   $   4,793   $   1,910        $   6,091    $   2,027

Average commission rate paid on portfolio
     investment transactions                                      $ 0.0847(d)      N/A         N/A         $ 0.0590(d)       N/A

(a)  During the period, various fees and expenses
     were waived and reimbursed, respectively.  Had
     such waivers not occurred, the ratio of expenses
     to average net assets would have been:                          2.02%       3.81%       8.00%(b)         2.82%        5.38%(b)

(b)  Annualized.

(c)See Note 1 of Notes to Financial Statements for date of commencement of operations.

(d)  Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.


See Notes to Financial Statements.

-------------------------------------------------------------------------------
NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS                                       DECEMBER 31, 1996
--------------------------------------------------------------------------------

INTERMEDIATE BOND FUND


FACE/SHARE
  AMOUNT                                                                         VALUE
--------------                                                                ------------
                   ASSET BACKED SECURITIES (6.7%)
 $ 200,000         Discover Card Master Trust I
                        Series 1996-3, 6.05%, due 8/18/08                        $ 189,652
   200,000         Green Tree Financial Corp.
                        Series 1996-F, Class HEA-5, 6.85%, 1/15/28                 199,734
                                                                              ------------

                   TOTAL ASSET BACKED SECURITIES (COST $387,369)                   389,386
                                                                              ------------
                   CORPORATE BONDS & NOTES (40.4%)
   200,000         AMBAC, Inc., 9.375%, due 8/1/11                                 241,250
   200,000         American Home Products Corp., 7.25%, due 3/1/23                 201,250
   200,000         Atlantic Richfield Co., 9.875%, due 3/1/16                      253,250
   125,000         Beneficial Corp., 8.40%, due 5/15/08                            140,716
   200,000         Boeing Co., 8.75%, due 8/15/21                                  235,500
   200,000         Consolidated Natural Gas Co., 6.625%, due 12/1/08               195,500
   250,000         GTE California, Inc., 6.75%, due 3/15/04                        250,625
   185,000         General Electric Capital Corp., 7.875%, due 12/1/06             199,338
   150,000         International Lease Finance, 6.50%, due 7/15/97                 150,722
   100,000         Philip Morris, 9.00%, due 5/15/98                               103,595
    75,000         Southwest Airlines Co., 8.00%, due 3/1/05                        79,406
   200,000         Swiss Bank Corp., 7.375%, due 7/15/15                           201,500
   100,000         Unum Corp., 6.56%, due 5/27/97                                  100,355
                                                                              ------------

                   TOTAL CORPORATE BONDS & NOTES (COST $2,349,961)               2,353,007
                                                                              ------------
                   GOVERNMENT AGENCY NOTES (1.7%)
   100,000         Federal Home Loan Mortgage Corp., 8.05%, due 5/19/04,
                       callable 5/19/97 at 100 (cost $100,597)                     100,498
                                                                              ------------
                   MORTGAGE BACKED SECURITIES (10.3%)
   286,562         Government National Mortgage Association, Pool 405481,
                        8.50%, due 8/15/25                                         296,901
   298,225         Government National Mortgage Association, Pool 421752,
                        8.00%, due 7/15/26                                         304,464
                                                                              ------------

                   TOTAL MORTGAGE BACKED SECURITIES (COST $594,301)                601,365
                                                                              ------------
                   U.S. TREASURY OBLIGATIONS (35.9%)
   200,000         U.S. Treasury Notes, 7.875%, due 4/15/98                        205,192
   100,000         U.S. Treasury Notes, 6.125%, due 8/31/98                        100,482
   300,000         U.S. Treasury Notes, 8.875%, due 11/15/98                       315,756
   300,000         U.S. Treasury Notes, 5.125%, due 12/31/98                       296,010
   200,000         U.S. Treasury Notes, 7.00%, due 4/15/99                         204,530
   300,000         U.S. Treasury Notes, 5.875%, due 11/15/99                       298,995
   100,000         U.S. Treasury Notes, 7.75%, due 2/15/01                         105,733
   200,000         U.S. Treasury Notes, 6.375%, due 8/15/02                        201,524
   200,000         U.S. Treasury Bonds, 11.75%, due 2/15/01                        240,586
   100,000         U.S. Treasury Bonds, 9.00%, due 11/15/18                        125,514
                                                                              ------------
                   TOTAL U.S. TREASURY OBLIGATIONS (COST $2,087,864)             2,094,322
                                                                              ------------



SEE NOTES TO FINANCIAL STATEMENTS.    15

--------------------------------------------------------------------------------
NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1996
--------------------------------------------------------------------------------

INTERMEDIATE BOND FUND (CONCLUDED)


FACE/SHARE
  AMOUNT                                                                         VALUE
----------                                                                    --------------
                   SHORT-TERM HOLDINGS (5.0%)
   218,019         Dreyfus Cash Management Fund                               $    218,019
    71,910         Federated Treasury Obligations Fund                              71,910
                                                                              ------------
                   TOTAL SHORT-TERM HOLDINGS (COST $289,929)                       289,929
                                                                              ------------
                   TOTAL INVESTMENTS (100.0%) (COST $5,810,021)               $  5,828,507
                                                                              ------------
                                                                              ------------


SEE NOTES TO FINANCIAL STATEMENTS.    16

--------------------------------------------------------------------------------
NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1996
--------------------------------------------------------------------------------

INCOME EQUITY FUND



FACE/SHARE
  AMOUNT                                                                         VALUE
--------------                                                                ------------
                   COMMON STOCKS (93.0%)

                   BASIC MATERIALS (9.6%)
     3,110         Du Pont (E.I.) De Nemours                                  $    293,506
     3,400         Minnesota Mining & Mfg                                          281,775
     4,200         Morton International                                            171,150
     1,800         Pfizer, Inc.                                                    149,175
                                                                              ------------
                                                                                   895,606
                                                                              ------------
                   CAPITAL GOODS (9.5%)
     1,800         Emerson Electric Co                                             174,150
     2,075         General Electric Co.                                            205,165
     4,290         Honeywell, Inc.                                                 282,067
     7,000         WMX Technologies, Inc.                                          228,375
                                                                              ------------
                                                                                   889,757
                                                                              ------------

                   CONSUMER CYCLICAL (10.6%)
     2,970         Dayton Hudson Corp.                                             116,572
     5,590         Deluxe Corp.                                                    183,072
     2,665         Eastman Kodak                                                   213,866
     3,900         J.C. Penney Co., Inc.                                           190,125
     4,075         May Department Stores (a)                                       190,506
     1,980         Sears Roebuck Co.                                                91,327
                                                                              ------------
                                                                                   985,468
                                                                              ------------

                   CONSUMER STAPLES (18.8%)
     5,790         American Brands, Inc.                                           287,328
     2,800         American Home Products                                          164,150
     3,900         Johnson & Johnson                                               194,025
     2,500         McDonalds Corp.                                                 113,125
     1,970         Merck & Co., Inc.                                               156,122
     5,420         PepsiCo, Inc.                                                   158,535
     2,050         Philip Morris Cos., Inc.                                        230,881
     2,240         Procter & Gamble Co.                                            240,800
     5,700         Sara Lee Corp.                                                  212,325
                                                                              ------------
                                                                                 1,757,291
                                                                              ------------

                   ENERGY (11.1%)
     1,400         Atlantic Richfield Co.                                          185,500
     3,000         Chevron Corp.                                                   195,000
     1,850         Exxon Corp.                                                     181,300
     1,080         Mobil Corp.                                                     132,030
       700         Royal Dutch Petroleum ADR                                       119,525
     2,180         Schlumberger Ltd.                                               217,727
                                                                              ------------
                                                                                 1,031,082
                                                                              ------------

                   FINANCIAL (10.7%)
     2,420         Allstate Corp.                                                  140,057
     2,980         American Express Co.                                            168,370
     4,010         American General Corp.                                          163,908

SEE NOTES TO FINANCIAL STATEMENTS.    17

--------------------------------------------------------------------------------
NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1996
--------------------------------------------------------------------------------

INCOME EQUITY FUND (CONCLUDED)


FACE/SHARE
  AMOUNT                                                                        VALUE
--------------                                                                ------------
                   FINANCIAL (CONTINUED)
     2,260         First Bank Systems, Inc.                                    $   154,245
     2,270         J.P. Morgan & Co.                                               221,609
     1,945         Transamerica Corp.                                              153,655
                                                                               ------------
                                                                                 1,001,844
                                                                              ------------
                   MISCELLANEOUS (4.1%)
     4,760         Cognizant Corp.                                                 157,080
     9,400         Dun & Bradstreet Corp.                                          223,250
                                                                              ------------
                                                                                   380,330
                                                                              ------------

                   TECHNOLOGY (3.6%)
     6,600         Hewlett-Packard Co.                                             331,650
                                                                              ------------

                   TRANSPORTATION (2.5%)
     3,600         United Technologies Corp.                                       237,600
                                                                              ------------

                   UTILITIES AND TELECOMMUNICATIONS (12.5%)
     5,900         American Tel & Telegraph                                        256,650
     2,830         Consolidated Natural Gas                                        156,358
     1,710         FPL Group, Inc.                                                  78,660
     4,410         GTE Corp.                                                       200,655
     2,876         Lucent Technologies, Inc.                                       133,015
     5,910         Pacific Gas & Electric Co.                                      124,110
     4,850         Public Service Enterprise                                       132,169
     1,980         Texas Utilities Co.                                              80,685
                                                                              ------------
                                                                                 1,162,302
                                                                              ------------

                   TOTAL COMMON STOCKS (COST $8,173,322)                         8,672,930
                                                                              ------------

                   REPURCHASE AGREEMENTS (7.0%)

 $  325,286        Bear Stearns & Co., 6.375%, due 1/2/97, to be
                   repurchased at  $325,344, (Collateralized by U.S.
                   Treasury Notes, 5.875% to 8.25%, due  7/15/98 to 10/31/98,
                   Par $80,830,000; U.S. Treasury STRIPS, 5.873% to
                   6.032%, due 8/15/99 to 2/15/01, Par $200,000,000)               325,286
                                                                              ------------

   325,286         Lehman Brothers, Inc., 6.375%, due 1/2/97, to be
                   repurchased at $325,344, (Collateralized by Federal
                   Home Loan Discount Notes, 5.26%, due 3/3/97 to 3/21/97,
                   Par $50,000,000; Federal National Mortgage Association
                   Discount Note, 5.40%, due 2/19/97, Par $19,840,000)             325,286
                                                                              ------------

                   TOTAL REPURCHASE AGREEMENTS (COST $650,572)                     650,572
                                                                              ------------

                   TOTAL INVESTMENTS (100.0%) (COST $8,823,894)               $  9,323,502
                                                                              ------------
                                                                              ------------

 (a) Non income producing securities
 ADR - American Depositary Receipts



SEE NOTES TO FINANCIAL STATEMENTS.    18

-------------------------------------------------------------------------------
NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS (CONTINUED)                         DECEMBER 31, 1996
-------------------------------------------------------------------------------

VALUGROWTH-SM- STOCK FUND


FACE/SHARE
  AMOUNT                                                                         VALUE
--------------                                                                ------------
                   COMMON STOCKS (95.8%)

                   BASIC MATERIALS (5.5%)
     2,100         Du Pont (E.I.) De Nemours                                   $   198,187
     4,600         Millipore Corp.                                                 190,325
     5,100         Monsanto Co.                                                    198,263
                                                                              ------------
                                                                                   586,775
                                                                              ------------

                   CAPITAL GOODS (9.6%)
     1,750         Emerson Electric Co.                                            169,313
     1,600         General Electric Co.                                            158,200
     3,200         Honeywell, Inc.                                                 210,400
     6,350         Thermo Electron Corp. (a)                                       261,937
     4,100         York International Corp.                                        229,087
                                                                              ------------
                                                                                 1,028,937
                                                                              ------------

                   CONSUMER CYCLICAL (9.6%)
     3,300         Black & Decker Corp.                                             99,412
     1,800         Home Depot, Inc.                                                 90,225
     2,000         Lowe's Companies, Inc.                                           71,000
     4,000         May Department Stores Co. (a)                                   187,000
     6,300         Newell Co.                                                      198,450
     3,800         Sears Roebuck and Co.                                           175,276
     2,900         Walt Disney Co.                                                 201,912
                                                                              ------------
                                                                                 1,023,275
                                                                              ------------

                   CONSUMER STAPLES (23.6%)
     5,800         Albertson's, Inc.                                               206,625
     3,400         American Home Products Corp.                                    199,326
     4,800         Baxter International, Inc.                                      196,800
     5,316         Columbia HCA Healthcare Corp.                                   216,627
     3,400         Coca-Cola Co.                                                   178,925
     2,850         Crown Cork & Seal Company, Inc.                                 154,968
     1,200         Duracell International, Inc.                                     83,851
     2,200         Gillette Co.                                                    171,050
     2,200         Medtronic, Inc.                                                 149,600
     2,400         Merck & Co., Inc.                                               190,200
     6,000         PepsiCo, Inc.                                                   175,500
     1,800         Proctor & Gamble Co.                                            193,500
     5,605         Sonoco Products Co.                                             145,029
     7,800         Vencor, Inc. (a)                                                246,676
                                                                              ------------
                                                                                 2,508,677
                                                                              ------------

                   ENERGY (6.0%)
     2,800         Chevron Corp.                                                   182,000
     1,500         Mobil Corp.                                                     183,375
       700         Royal Dutch Petroleum Co., ADR                                  119,525
     1,500         Schlumberger, Ltd.                                              149,813
                                                                              ------------
                                                                                   634,713
                                                                              ------------

SEE NOTES TO FINANCIAL STATEMENTS.    19

-------------------------------------------------------------------------------
NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 1996
-------------------------------------------------------------------------------

VALUGROWTH-SM- STOCK FUND (concluded)


FACE/SHARE
  AMOUNT                                                                         VALUE
-------------                                                                  -----------

                   FINANCIAL (12.1%)
     1,500         American International Group, Inc.                       $      162,376
     3,400         Chubb Corp.                                                     182,750
     4,800         Federal National Mortgage Association                           178,800
     2,400         First Union Corp.                                               177,600
     2,500         Franklin Resources, Inc.                                        170,937
     3,050         State Street Boston Corp.                                       196,725
     4,850         SunAmerica, Inc.                                                215,218
                                                                              ------------
                                                                                 1,284,406
                                                                              ------------

                   MISCELLANEOUS (2.9%)
     4,000         Alco Standard Corp.                                             206,500
     5,000         Gentax Corp. (a)                                                100,625
                                                                              ------------
                                                                                   307,125
                                                                              ------------

                   TECHNOLOGY (12.9%)
     3,800         Cabletron Systems, Inc. (a)                                     126,350
     4,900         EMC Corp. (a)                                                   162,312
     2,200         Electronic Data Systems Corp.                                    95,150
     5,400         First Data Corp.                                                197,100
     3,900         Hewlett-Packard Co.                                             195,975
     1,700         Intel Corp.                                                     222,594
     2,100         Microsoft Corp. (a)                                             173,512
     3,900         Xerox Corp.                                                     205,237
                                                                              ------------
                                                                                 1,378,230
                                                                              ------------

                   TRANSPORTATION AND PROFESSIONAL SERVICES (5.5%)
     7,300         ADT Ltd. (a)                                                    166,987
     6,300         USA Waste Services, Inc. (a)                                    200,812
     3,400         Fluor Corp.                                                     213,350
                                                                              ------------
                                                                                   581,149
                                                                              ------------


                   UTILITIES AND TELECOMMUNICATIONS (8.1%)
     3,600         American Electric Power Co.                                     148,050
     3,300         Consolidated Natural Gas Co.                                    182,325
     6,900         DPL, Inc.                                                       169,050
     6,700         L.M. Ericsson Telephone Co., ADR                                202,257
     3,900         Texas Utilities Co.                                             158,925
                                                                              ------------
                                                                                   860,607
                                                                              ------------

                   TOTAL COMMON STOCKS (COST $8,259,704)                        10,193,894
                                                                              ------------


                   SHORT-TERM HOLDINGS (4.2%)
   237,266         Dreyfus Cash Management Fund                                    237,266
   209,582         Provident Institutional Funds                                   209,582
                                                                              ------------

                   TOTAL SHORT-TERM HOLDINGS (COST $446,848)                       446,848
                                                                              ------------


                        TOTAL INVESTMENTS (100.0%) (COST $8,706,552)
                                                                              $ 10,640,742
                                                                              ------------
                                                                              ------------

 (a) Non income producing securities
 ADR - American Depositary Receipts

SEE NOTES TO FINANCIAL STATEMENTS.    20

-------------------------------------------------------------------------------
NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 1996
-------------------------------------------------------------------------------

SMALL COMPANY STOCK FUND


FACE/SHARE
  AMOUNT                                                                         VALUE
-------------                                                                 ---------------
                   COMMON STOCKS (90.1%)

                   CONSUMER CYCLICAL (1.1%)
     3,750         Ugly Duckling Corp. (a)                                     $    73,125
                                                                              ------------

                   CONSUMER STAPLES (13.7%)
     4,200         Arrow International, Inc.                                       120,750
     3,500         Express Scripts, Inc. (a)                                       125,563
     4,400         HCIA, Inc. (a)                                                  151,800
     6,500         Inphynet Medical Management (a)                                 117,000
     3,400         Lunar Corp. (a)                                                 119,000
     6,500         Physicians Resource Group (a)                                   115,375
     5,800         Rotech Medical Corp. (a)                                        121,800
                                                                              ------------
                                                                                   871,288
                                                                              ------------

                   ENERGY (19.3%)
    13,175         Abacan Resource Corp. (a)                                       114,458
     6,800         FX Energy, Inc. (a)                                              62,900
     2,100         Flores & Rucks, Inc. (a)                                        111,825
     3,600         FORCENERGY, Inc. (a)                                            130,500
     3,200         Input/Output, Inc. (a)                                           59,200
     5,400         Key Energy Group, Inc. (a)                                       63,450
     5,900         Marine Drilling Co., Inc. (a)                                   116,156
     2,350         Neuvo Energy Co. (a)                                            122,200
     3,200         Pride Petroleum Services (a)                                     74,400
     5,200         Seagull Energy Corp. (a)                                        114,400
     3,600         3DX Technologies (a)                                             39,600
     5,850         Tuboscope Vetco International (a)                                90,675
     3,500         Vintage Petroleum, Inc. (a)                                     120,750
                                                                              ------------
                                                                                 1,220,514
                                                                              ------------

                   FINANCIAL (16.7%)
    10,600         Bank Plus Corp. (a)                                             121,900
     3,300         Coast Savings Financial (a)                                     120,862
     3,900         Commonwealth Bancorp, Inc.                                       58,500
     2,500         HealthCare Financial Partners (a)                                31,875
     6,200         Imperial Credit Industries (a)                                  130,200
     4,800         Imperial Credit Mortgage                                        114,000
     4,250         Medallion Financial Corp.                                        64,813
     2,400         Ocean Financial Corp. (a)                                        61,200
     8,200         Resource Bancshares Mortgage                                    116,850
     2,000         Southern Pacific Funding (a)                                     62,250
     3,700         Trenton Savings Bank                                             59,200
     5,800         WFS Financial, Inc. (a)                                         115,275
                                                                              ------------
                                                                                 1,056,925
                                                                              ------------

                   MISCELLANEOUS (4.1%)
     2,800         FYI, Inc. (a)                                                    58,450
     5,500         NHP, Inc. (a)                                                    85,250
     7,925         Renters Choice, Inc. (a)                                        114,913
                                                                              ------------
                                                                                   258,613
                                                                              ------------

SEE NOTES TO FINANCIAL STATEMENTS.    21

--------------------------------------------------------------------------------
NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS (CONCLUDED)                           DECEMBER 31, 1996
--------------------------------------------------------------------------------

SMALL COMPANY STOCK FUND (CONCLUDED)




FACE/SHARE
  AMOUNT                                                                         VALUE
------------                                                                   --------------
                   NON-DURABLE GOODS (1.1%)
     4,225         UNITED NATURAL FOODS, INC. (a)                              $    71,825
                                                                              ------------
                   TECHNOLOGY (23.6%)
     5,000         Actel Corp. (a)                                                 118,750
     2,000         Analysts International Corp.                                     56,500
     1,800         Ciber, Inc. (a)                                                  54,000
     4,500         Ciprico, Inc. (a)                                                65,812
     3,250         Computer Products, Inc. (a)                                      63,375
     2,800         Computer Task Group, Inc.                                       120,750
     2,200         ETEC Systems, Inc. (a)                                           84,150
     4,000         Greenfield Industries                                           122,500
     4,300         Keane, Inc. (a)                                                 136,525
     5,750         IKOS Systems, Inc. (a)                                          115,000
     5,000         Information Management Res, Inc. (a)                            105,625
     8,700         Par Technology Corp. (a)                                        120,713
     4,300         Tetra Technologies, Inc. (a)                                    108,575
     6,700         USCS International, Inc. (a)                                    113,062
     2,100         Zygo Corp. (a)                                                  109,200
                                                                              ------------
                                                                                 1,494,537
                                                                              ------------

                   TELECOMMUNICATIONS (3.7%)
     2,200         Harman International                                            122,375
     5,700         Symmetricom, Inc. (a)                                           113,288
                                                                              ------------
                                                                                   235,663
                                                                              ------------

                   TRANSPORTATION AND PROFESSIONAL SERVICES (6.8%)
     4,050         Atlas Air, Inc. (a)                                             193,387
    17,300         Mesa Air Group (a)                                              116,775
     5,000         Swift Transportation (a)                                        117,500
                                                                              ------------
                                                                                   427,662
                                                                              ------------

                   TOTAL COMMON STOCKS (COST $5,005,271)                         5,710,152
                                                                              ------------

                   SHORT-TERM HOLDINGS (9.9%)
    74,525         Fidelity Money Market Fund                                       74,525
   229,338         Provident Institutional Funds, Fed Fund                         229,338
   221,265         Federated Trust U.S. Government Fund                            221,265
    99,378         Dreyfus Treasury Cash Management Fund                            99,378
                                                                              ------------
                   TOTAL SHORT-TERM HOLDINGS (COST $624,506)                       624,506
                                                                              ------------

                   TOTAL INVESTMENTS (100.0%) (COST $5,629,777)                 $6,334,658
                                                                              ------------
                                                                              ------------

 (a) Non income producing securities
 ADR - American Depositary Receipts


SEE NOTES TO FINANCIAL STATEMENTS.    22

Norwest Select Funds
Shareholders Services
Minneapolis/St. Paul 667-8833
Elsewhere 800-338-1348


Norwest Bank Minnesota, N.A.
Investment Adviser
Transfer Agent
Custodian


Forum Financial Services, Inc.
Manager and Distributor


-C-1997 Norwest Select Funds
PVBAA 085 2/97

This report is authorized for distribution only to shareholders and to holders of variable annuity contracts of Norwest Passage Variable Annuity. If it is delivered to other than a current shareholder or contract holder, then it must be accompanied by prospectuses for the Norwest Select Funds and the Norwest Passage Variable Annuity.